Transfer of Financial Assets (Tables)	9 Months Ended
Dec. 31, 2022
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and rollforwards of the amount of the servicing assets for the nine and three months ended December 31, 2021 and 2022 are as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022	Three months ended December 31, 2021	Three months ended December 31, 2022
Beginning balance	¥63,754	¥70,254	¥65,238	¥80,190
Increase mainly from loans sold with servicing retained	9,849	8,150	2,711	2,724
Decrease mainly from amortization	(10,045)	(11,208)	(3,683)	(3,062)
Increase from the effects of changes in foreign exchange rates	2,502	5,969	1,794	(6,687)

Ending balance	¥66,060	¥73,165	¥66,060	¥73,165

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2022 and December 31, 2022 are as follows:

	Millions of yen
	March 31, 2022	December 31, 2022
Beginning balance	¥74,135	¥83,732
Ending balance	¥83,732	¥94,657